COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 9.7%
Cable & Satellite - 4.6%
Comcast Corp. - Class A	2,524	$85,740
		$–
Integrated Telecommunication Services - 5.1%
AT&T, Inc.	3,182	93,201
Total Communication Services		178,941

Consumer Discretionary - 4.9%
Automobile Manufacturers - 1.3%
General Motors Co.	413	24,198
		$–
Footwear - 1.2%
NIKE, Inc. - Class B	285	22,051

Home Improvement Retail - 1.3%
Home Depot, Inc.	59	23,999
		$–
Restaurants - 1.1%
Starbucks Corp.	232	20,460
Total Consumer Discretionary		90,708

Consumer Staples - 8.8%
Consumer Staples Merchandise Retail - 1.1%
Target Corp.	207	19,868
		$–
Packaged Foods & Meats - 1.0%
Mondelez International, Inc. - Class A	315	19,353

Tobacco - 6.7%
Altria Group, Inc.	1,536	103,235
Philip Morris International, Inc.	124	20,724
		123,959
Total Consumer Staples		163,180

Energy - 11.7%
Integrated Oil & Gas - 10.5%
Chevron Corp.	619	99,412
Exxon Mobil Corp.	824	94,175
		193,587

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.3% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.2%
ConocoPhillips	233	$23,060
Total Energy		216,647

Financials - 19.9%
Asset Management & Custody Banks - 2.6%
Bank of New York Mellon Corp.	236	24,921
Blackrock, Inc.	21	23,670
		48,591
Consumer Finance - 1.2%
Capital One Financial Corp.	100	22,722

Diversified Banks - 10.0%
Bank of America Corp.	447	22,681
Citigroup, Inc.	251	24,239
JPMorgan Chase & Co.	74	22,305
US Bancorp	1,918	93,656
Wells Fargo & Co.	265	21,778
		184,659
Investment Banking & Brokerage - 3.7%
Charles Schwab Corp.	239	22,906
Goldman Sachs Group, Inc.	30	22,358
Morgan Stanley	153	23,023
		68,287
Life & Health Insurance - 1.2%
MetLife, Inc.	272	22,130
		$–
Property & Casualty Insurance - 1.2%
American International Group, Inc.	263	21,387
Total Financials		367,776

Health Care - 18.7%
Biotechnology - 1.2%
Gilead Sciences, Inc.	194	21,916
		$–
Health Care Equipment - 2.4%
Abbott Laboratories	162	21,491
Medtronic PLC	245	22,738
		44,229
Health Care Services - 5.3%
CVS Health Corp.	1,337	97,802

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.3% (CONTINUED)	Shares	Value
Pharmaceuticals - 9.8%
Merck & Co., Inc.	1,099	$92,448
Pfizer, Inc.	3,586	88,789
		181,237
Total Health Care		345,184

Industrials - 14.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	74	24,018
RTX Corp.	150	23,790
		47,808
Agricultural & Farm Machinery - 1.1%
Deere & Co.	42	20,103

Air Freight & Logistics - 5.2%
FedEx Corp.	91	21,028
United Parcel Service, Inc. - Class B	862	75,373
		96,401
Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	55	23,047
		$–
Electrical Components & Equipment - 1.1%
Emerson Electric Co.	158	20,856

Industrial Conglomerates - 2.3%
3M Co.	140	21,774
Honeywell International, Inc.	91	19,975
		41,749
Rail Transportation - 1.1%
Union Pacific Corp.	92	20,568
Total Industrials		270,532

Information Technology - 4.4%
Communications Equipment - 1.2%
Cisco Systems, Inc.	317	21,901

IT Consulting & Other Services - 1.0%
International Business Machines Corp.	75	18,262
		$–
Semiconductors - 2.2%
QUALCOMM, Inc.	135	21,699

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.3% (CONTINUED)	Shares	Value
Semiconductors - 2.2% (Continued)
Texas Instruments, Inc.	101	$20,450
		42,149
Total Information Technology		82,312

Materials - 1.2%
Industrial Gases - 1.2%
Linde PLC	46	22,001

Utilities - 2.4%
Electric Utilities - 2.4%
NextEra Energy, Inc.	298	21,471
Southern Co.	239	22,060
Total Utilities		43,531
TOTAL COMMON STOCKS (Cost $1,680,980)		1,780,812

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Real Estate - 1.1%
Telecom Tower REITs - 1.1%
American Tower Corp.	97	19,773
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,615)		19,773

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
First American Government Obligations Fund - Class X, 4.22%(a)	42,235	42,235
TOTAL MONEY MARKET FUNDS (Cost $42,235)		42,235

TOTAL INVESTMENTS - 99.7% (Cost $1,744,830)		$1,842,820
Other Assets in Excess of Liabilities - 0.3%		5,615
TOTAL NET ASSETS - 100.0%		$1,848,435

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

COASTAL COMPASS 100 ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

Coastal Compass 100 ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,780,812	$—	$—	$1,780,812
Real Estate Investment Trusts	19,773	—	—	19,773
Money Market Funds	42,235	—	—	42,235
Total Investments	$1,842,820	$—	$—	$1,842,820

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.